UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road, Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr Beverly Hendry, 300 S.E. 2nd Street, Suite #820, Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code:	212-968-8800

Date of fiscal year end:	10/31/05

Date of reporting period:	1/31/05

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

January 31, 2005

Shares		Description	(US$)
LONG-TERM INVESTMENTS—97.9%
Common Stocks—97.9%
Consumer Discretionary—12.4%
	1,197,000	APN News & Media Corporation Limited	$4,582,418
	565,000	Billabong International Limited	5,276,053
	1,906,000	Pacifica Group Limited	4,327,770

	729,000	TABCORP Holdings Limited	10,010,710

			24,196,951

Consumer Staples—14.1%
	2,127,000	Foster’s Group Limited	8,587,739
	811,000	Lion Nathan Limited	5,153,572
	1,390,000	McGuigan Simeon Wines Limited	6,463,082
	656,000	Woolworths Limited	7,417,076

			27,621,469

Energy—1.5%
	188,000	Woodside Petroleum Limited	3,008,510

Financials—31.5%
	960,000	Australia & New Zealand Banking Group Limited	15,317,970
	294,000	Australian Stock Exchange Limited	4,766,314
	125,631	Bendigo Bank Limited	956,053
	238,000	Commonwealth Bank of Australia	6,182,364
	1,260,000	QBE Insurance Group Limited*	14,890,662
	470,000	Suncorp-Metway Limited	6,792,823
	840,000	Westpac Banking Corporation Limited	12,498,392

			61,404,578

Industrials—9.6%
	355,507	Downer EDI Limited	1,410,561
	1,020,000	Leighton Holdings Limited*	9,596,049
	783,000	Patrick Corporation Limited	3,780,275
	1,410,000	Qantas Airway Limited	3,889,938

			18,676,823

Materials—11.4%
	1,026,000	BHP Billiton Limited	12,936,254
	283,000	Rio Tinto Limited	9,408,434

			22,344,688

Property—4.8%
	703,999	Westfield Group Limited	9,296,410

Telecommunication Services—9.8%
	2,677,000	Telecom Corporation of New Zealand Limited	11,721,156
	1,932,000	Telstra Corporation Limited	7,396,184

			19,117,340

Utilities—2.8%
	506,000	Australian Gas Light Company Limited	5,391,714

Total long-term Investments—97.9% (cost $114,898,670)			191,058,483
Other assets in excess of liabilities—2.1%			4,174,669
Net Assets—100.0%			$195,233,152

*Portion of security is on loan.

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of January 31, 2005 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$142,267,130	$52,152,713	$(3,361,360)	$48,791,353

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

(a)(1)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Australia Equity Fund, Inc.

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert, President of Aberdeen Australia Equity Fund, Inc.

Date: March 22, 2005

By:	/s/ Christian Pittard
Christian Pittard, Treasurer of Aberdeen Australia Equity Fund, Inc.

Date: March 22, 2005